Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net earned premiums and other considerations	$ 35,543	$ 38,641	$ 42,841
Net investment income	8,249	7,891	8,161
Net realized gains (losses) on investments, excluding other-than-temporary impairment losses	320	61	(415)
Total other-than-temporary impairment losses	(40)	(124)	(376)
Portion of loss (gain) recognized in other comprehensive income, before taxes	19	19	(35)
Net other-than-temporary impairment losses recognized in earnings	(21)	(105)	(411)
Amortization of deferred gain on disposal of businesses	480	(332)	424
Fees and other income	140	649	593
Total revenues	44,711	46,805	51,193
Benefits, losses and expenses
Policyholder benefits	32,214	20,445	25,993
Amortization of deferred acquisition costs	778	831	986
Underwriting, general and administrative expenses	10,149	12,961	11,936
Goodwill impairment	0	790	924
Total benefits, losses and expenses	43,141	35,027	39,839
Income before (benefit) provision for income taxes	1,570	11,778	11,354
(Benefit) provision for income taxes	(221)	4,050	3,916
Net income	$ 1,791	$ 7,728	$ 7,438